Debt issues - Movement Reconciliation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Movement Reconciliation
Balance at beginning of year	$ 181,457	$ 172,596
Issuances	34,766	61,484
Maturities, repayments, buy backs and reductions	(65,160)	(63,313)
Total cash movements	(30,394)	(1,829)
FX translation impact	(1,977)	6,713
Fair value adjustments	81	317
Fair value hedge accounting adjustments	1,038	3,512
Other (amortisation of bond issue costs, etc.)	120	148
Total non-cash movements	(738)	10,690
Balance at beginning of year	150,325	181,457
Parent Entity
Movement Reconciliation
Balance at beginning of year	156,674	152,288
Issuances	27,487	50,375
Maturities, repayments, buy backs and reductions	(55,761)	(56,347)
Total cash movements	(28,274)	(5,972)
FX translation impact	(2,005)	6,514
Fair value adjustments	81	318
Fair value hedge accounting adjustments	1,076	3,376
Other (amortisation of bond issue costs, etc.)	114	150
Total non-cash movements	(734)	10,358
Balance at beginning of year	$ 127,666	$ 156,674